Label	Element	Value
MFS® Mid Cap Value Fund
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Supplement [Text Block]	ck0000911637_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is April 30, 2013.

MFS® Mid Cap Value Fund

Effective immediately, the first paragraph under the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Mid Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of December 31, 2012, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between $319 million and $25.1 billion.